Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

(1)	Change of the Company’s Name (See Note 1 – Organization and principal activities)

On January 8, 2020, the Financial Industry Regulatory Authority (“FINRA”) accepted the Company’s request for the following changes on the Over the Counter Bulletin Board (“OTCBB”): 1) the name change from China Lending Corporation to Roan Holdings Group Co., Ltd., and 2) the ticker symbol change from “CLDOF” to “RAHGF” for its ordinary shares and from “CLDCF” to “RONWF” for its warrants. The new CUSIPS of the Company’s ordinary shares and warrants are G7606D 115 and G7606D 107, respectively.

(2)	Setup of new subsidiaries

Ningbo Zeshi Insurance Technology Co., Ltd. (“Zeshi Insurance”) was incorporated on February 28, 2020 under the laws of the PRC. Ding Tai owns 99% of Zeshi Insurance equity interest with the remaining 1% owned by Hangzhou Zeshi. Its principal business is providing insurance technology services and related services.

Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”) was incorporated on March 3, 2020 under the laws of the PRC. Hangzhou Zeshi and Ningbo Dingtai own 99% and 1%, respectively, of its interest. Zeshi Health provides services in health management, health big data management and blockchain technology-based health information management.

(3)	The impact of Coronavirus (COVID-19)

In December 2019, a novel strain of coronavirus was reported in Wuhan, China. On March 11, 2020, the World Health Organization categorized it as a pandemic. The COVID-19 outbreak is causing lockdowns, quarantines, travel restrictions, and closures of businesses and schools. The potential impact which may be caused by the outbreak is uncertain; however it may result in a material adverse impact on the Company’s financial position, operations and cash flows for fiscal year 2020. Based on the Company’s operating results from January 1, 2020 through the date of this report, due to temporary closure of our office during February 3, 2020 and February 29, 2020, limited support from our workforce, and delay in repayments of outstanding receivables from customers, the Company expects a lower amount of revenue and net income during February to April 2020 period. However, the extent of the impact of COVID-19 on the Company’s results of operations and financial condition for fiscal year 2020 will depend on certain developments, including the duration and spread of the outbreak, impact on its customers, all of which are uncertain and cannot be predicted at this point.